UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:         |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854

13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kip Allardt
Title:      Chief Operating Officer
Phone:      (203) 838-3188

Signature, Place and Date of Signing:


/s/ Kip Allardt               South Norwalk, Connecticut      August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total: $3,131,318
                                        (thousands)

List of Other Included Managers:

No.     Form 13F File Number	Name

1. 	  028-12213 		Discovery Global Opportunity Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
APPLE INC                     COM              037833100  707,214    2,106,874 SH         DEFINED     1        2,106,874
BAIDU INC                     SPON ADR REP A   056752108   26,961      192,400 SH         DEFINED     1          192,400
BANCO MACRO SA                SPON ADR B       05961W105   45,495    1,205,476 SH         DEFINED     1        1,205,476
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT   05967A107    9,169      835,080 SH         DEFINED     1          835,080
BITAUTO HLDGS LTD             SPONSORED ADS    091727107    1,838      235,582 SH         DEFINED     1          235,582
CAMELOT INFORMATION SYS INC   ADS RP ORD SHS   13322V105    6,015      402,350 SH         DEFINED     1          402,350
CENTRAL EUROPEAN DIST CORP    COM              153435102   13,306    1,188,050 SH         DEFINED     1        1,188,050
CHANGYOU COM LTD              ADS REP CL A     15911M107   13,592      308,700 SH         DEFINED     1          308,700
CIMAREX ENERGY CO             COM              171798101   23,568      262,100 SH         DEFINED     1          262,100
CITRIX SYS INC                COM              177376100   20,800      260,000 SH         DEFINED     1          260,000
COMPLETE PRODUCTION SERVICES  COM              20453E109    3,716      111,400 SH         DEFINED     1          111,400
CONCHO RES INC                COM              20605P101   31,998      348,375 SH         DEFINED     1          348,375
CONOCOPHILLIPS                COM              20825C104   66,942      890,300 SH         DEFINED     1          890,300
CORE LABORATORIES N V         COM              N22717107   51,192      458,954 SH         DEFINED     1          458,954
COSAN LTD                     SHS A            G25343107    2,443      198,800 SH         DEFINED     1          198,800
CREDICORP LTD                 COM              G2519Y108   87,505    1,016,322 SH         DEFINED     1        1,016,322
CVR ENERGY INC                COM              12662P108   53,030    2,153,922 SH         DEFINED     1        2,153,922
DISCOVER FINL SVCS            COM              254709108   36,377    1,359,900 SH         DEFINED     1        1,359,900
E M C CORP MASS               COM              268648102   56,345    2,045,200 SH         DEFINED     1        2,045,200
E TRADE FINANCIAL CORP        COM NEW          269246401   22,247    1,612,100 SH         DEFINED     1        1,612,100
EMPRESA DIST Y COMERCIAL NOR  SPON ADR         29244A102      933      100,000 SH         DEFINED     1          100,000
GENERAL MTRS CO               JR PFD CNV SRB   37045V209    8,890      182,400 SH         DEFINED     1          182,400
GLOBAL ED & TECHNOLOGY GP LT  ADS              37951A108    2,604      482,300 SH         DEFINED     1          482,300
GRAFTECH INTL LTD             COM              384313102    6,615      326,350 SH         DEFINED     1          326,350
GREEN MTN COFFEE ROASTERS IN  COM              393122106  102,449    1,147,760 SH         DEFINED     1        1,147,760
GRUPO FINANCIERO GALICIA S A  SP ADR 10 SH B   399909100   21,270    1,570,897 SH         DEFINED     1        1,570,897
HALLIBURTON CO                COM              406216101   42,658      836,425 SH         DEFINED     1          836,425
HOME INNS & HOTELS MGMT INC   SPON ADR         43713W107   36,377      955,289 SH         DEFINED     1          955,289
HUMANA INC                    COM              444859102   14,336      178,000 SH         DEFINED     1          178,000
HYPERDYNAMICS CORP            COM              448954107    8,517    1,976,000 SH         DEFINED     1        1,976,000
ICICI BK LTD                  ADR              45104G104   23,889      484,560 SH         DEFINED     1          484,560
IMPERIAL HLDGS INC            COM              452834104   12,498    1,232,500 SH         DEFINED     1        1,232,500
ISHARES TR                    MSCI EMERG MKT   464287234  275,954    5,797,350 SH         DEFINED     1        5,797,350
ISOFTSTONE HLDGS LTD          SPONSORED ADS    46489B108      204       13,300 SH         DEFINED     1           13,300
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD 465562106    6,078      258,100 SH         DEFINED     1          258,100
JABIL CIRCUIT INC             COM              466313103  192,042    3,381,609 SH         DEFINED     1        3,381,609
KKR & CO L P DEL              COM UNITS        48248M102    2,401      147,100 SH         DEFINED     1          147,100
LATTICE SEMICONDUCTOR CORP    COM              518415104   48,913    7,992,377 SH         DEFINED     1        7,992,377
MELCO CROWN ENTMT LTD         ADR              585464100   12,849    1,006,167 SH         DEFINED     1        1,006,167
MOMENTA PHARMACEUTICALS INC   COM              60877T100   36,521    1,876,711 SH         DEFINED     1        1,876,711
NATIONAL OILWELL VARCO INC    COM              637071101   64,842      829,075 SH         DEFINED     1          829,075
NEW ORIENTAL ED & TECH GRP I  SPON ADR         647581107   54,059      483,920 SH         DEFINED     1          483,920
NOKIA CORP                    SPONSORED ADR    654902204    6,758    1,052,672 SH         DEFINED     1        1,052,672
OMNIVISION TECHNOLOGIES INC   COM              682128103   70,633    2,029,100 SH         DEFINED     1        2,029,100
RDA MICROELECTRONICS INC      SPONSORED ADR    749394102    1,318      147,100 SH         DEFINED     1          147,100
REX ENERGY CORPORATION        COM              761565100    1,051      102,350 SH         DEFINED     1          102,350
SALIX PHARMACEUTICALS INC     COM              795435106   56,484    1,418,150 SH         DEFINED     1        1,418,150
SANDISK CORP                  COM              80004C101   31,515      759,400 SH         DEFINED     1          759,400
SLM CORP                      COM              78442P106   13,203      785,400 SH         DEFINED     1          785,400
SOHU COM INC                  COM              83408W103   21,948      303,700 SH         DEFINED     1          303,700
SUNCOR ENERGY INC NEW         COM              867224107    2,105       53,834 SH         DEFINED     1           53,834
SYMANTEC CORP                 COM              871503108   52,506    2,662,597 SH         DEFINED     1        2,662,597
TAL ED GROUP                  ADS REPSTG COM   874080104    1,765      162,700 SH         DEFINED     1          162,700
TAM SA                        SP ADR REP PFD   87484D103   38,822    1,778,400 SH         DEFINED     1        1,778,400
TCF FINL CORP                 COM              872275102    4,845      351,100 SH         DEFINED     1          351,100
TELECOM ARGENTINA S A         SPON ADR REP B   879273209    4,126      158,345 SH         DEFINED     1          158,345
TRIANGLE PETE CORP            COM NEW          89600B201    2,326      360,000 SH         DEFINED     1          360,000
UNITEDHEALTH GROUP INC        COM              91324P102   14,793      286,800 SH         DEFINED     1          286,800
UNIVERSAL DISPLAY CORP        COM              91347P105  107,434    3,061,670 SH         DEFINED     1        3,061,670
VERISIGN INC                  COM              92343E102   29,955      895,260 SH         DEFINED     1          895,260
VISA INC                      COM CL A         92826C839  223,944    2,657,775 SH         DEFINED     1        2,657,775
WATSON PHARMACEUTICALS INC    COM              942683103   67,803      986,518 SH         DEFINED     1          986,518
WESTERN ALLIANCE BANCORP      COM              957638109    1,065      150,000 SH         DEFINED     1          150,000
XUEDA ED GROUP                SPONSORED ADR    98418W109    2,114      264,280 SH         DEFINED     1          264,280
YAHOO INC                     COM              984332106    1,910      127,000 SH         DEFINED     1          127,000
YM BIOSCIENCES INC            COM              984238105    6,564    2,327,650 SH         DEFINED     1        2,327,650
YOUKU COM INC                 SPONSORED ADR    98742U100   54,136    1,576,000 SH         DEFINED     1        1,576,000
YPF SOCIEDAD ANONIMA          SPON ADR CL D    984245100   57,543    1,277,889 SH         DEFINED     1        1,277,889

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